1933 Act File No. 333-228850
1940 Act File No. 811-23403

As filed with the Securities and Exchange Commission on July 18, 2019
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-2
(check appropriate box or boxes)
☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ PRE-EFFECTIVE AMENDMENT NO. ___
☒ POST-EFFECTIVE AMENDMENT NO. 1
and/or
☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒ AMENDMENT NO. 4

PRINCIPAL DIVERSIFIED SELECT REAL ASSET FUND
(Exact Name of Registrant as Specified in Charter)

711 High Street
Des Moines, IA 50392
(Address of Principal Executive Offices)

Registrant's Telephone Number, Including Area Code: (515) 235-1209

Adam U. Shaikh
Britney L. Schnathorst
The Principal Financial Group
711 High Street
Des Moines, IA 50392
(Name and Address of Agent for Service)

Copies of information to:
George J. Zornada, Esq.
K&L Gates, LLP
State Street Financial Center
One Lincoln Street
Boston, MA 02111-2950
Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness date of this Registration Statement.

☒ Check box if any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan.
EXPLANATORY NOTE
This Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File No. 333-228850 of Principal Diversified Select Real Asset Fund (the “Registration Statement”) is being filed pursuant to Rule 462(d) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of filing exhibits to the Registration Statement. Accordingly, this Post-Effective Amendment No. 1 consists only of a facing page, this explanatory note and Part C of the Registration Statement, which sets forth the exhibits to the Registration Statement. This Post-Effective Amendment No. 1 does not modify any other part of the Registration Statement. Pursuant to Rule 462(d) under the Securities Act, this Post-Effective Amendment No. 1 shall become effective immediately upon filing with the Securities and Exchange Commission. The contents of the Registration Statement are hereby incorporated by reference.

PART C. OTHER INFORMATION
Item 25. Financial Statements and Exhibits

1.    Financial Statements:

Included in Part A:
Not applicable.

Included in Part B:
Report of Independent Registered Public Accounting Firm
Financial Statement and Notes to Financial Statement
A Financial Statement indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act is filed as part of the Statement of Additional Information.

2.    Exhibits

(a)	(i)	Certificate of Trust dated 09/20/2018 - Filed as Ex 99(a)(i) on 12/17/2018 (Accession No. 0001756404-18-000008)

	(ii)	Agreement and Declaration of Trust Instrument dated 05/29/2019 - Filed as Ex 99(a)(ii) on 06/18/2019 (Accession No. 0001756404-19-000016)

(b)	By-laws of the Registrant dated 05/29/2019 - Filed as Ex 99(b) on 06/18/2019 (Accession No. 0001756404-19-000016)

(c)	Not applicable.

(d)	Shareholders rights are contained in the portions of the Agreement and Declaration of Trust and By-Laws relating to shareholders' rights. (See exhibits (a)(ii) and (b))

(e)	Dividend Reinvestment Plan - N/A

(f)	Not applicable.

(g)	Investment Advisory Agreement
	(1)	Management Agreement with Principal Global Investors, LLC dated 06/25/2019 *
	(2)	a.	DDJ Capital Management, LLC Sub-Advisory Agreement dated 06/25/2019 *
		b.	KLS Diversified Asset Management LP Sub-Advisory Agreement dated 06/25/2019 *
		c.	Principal Real Estate Investors, LLC Sub-Advisory Agreement dated 06/25/2019 *
		d.	RARE Infrastructure (North America) PTY Limited Sub-Advisory Agreement dated 06/25/2019 *
		e.	Tortoise Capital Advisors, LLC Sub-Advisory Agreement dated 06/25/2019 *

(h)	(i)	Distribution Agreement with Principal Funds Distributor, Inc. for Class A, Class Y and Institutional Class Shares dated 06/25/2019 *
	(ii)	Form of Selling Agreement with Principal Funds Distributor, Inc. - Filed as Ex 99(h)(ii) on 06/18/2019 (Accession No. 0001756404-19-000016)

(i)	Bonus, profit sharing or pension plans -- N/A

(j)	Custody Agreement with The Bank of New York Mellon dated 06/25/2019 *

(k)	(i)	Transfer Agency Agreement between the Registrant and Principal Shareholder Services, Inc. dated 06/25/2019 *
	(ii)	Class A Distribution and Shareholder Services Plan with Principal Funds Distributor, Inc. dated 06/25/2019 *
	(iii)	Multiple Share Class Plan under the Investment Company Act of 1940 dated 06/25/2019 *

(l)	Legal Opinion - Filed as Ex 99(l) on 06/18/2019 (Accession No. 0001756404-19-000016)

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm - Filed as Ex 99(n) on 06/18/2019 (Accession No. 0001756404-19-000016)

(o)	Omitted Financial Statements -- N/A

(p)	1	Letter of Investment Intent dated 06/03/2019 - Filed as Ex 99(p) on 06/18/2019 (Accession No. 0001756404-19-000016)
	2	Letter of Investment Intent dated 06/25/2019 *

(q)	Not applicable.

(r)	Code of Ethics
	(1)	DDJ Capital Management, LLC Code of Ethics dated 08/25/2015 - Filed as Ex 99(r)(1) on 06/18/2019 (Accession No. 0001756404-19-000016)
	(2)	KLS Diversified Asset Management LP Code of Ethics dated 01/2015 - Filed as Ex 99(r)(2) on 06/18/2019 (Accession No. 0001756404-19-000016)
(3)
Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, Principal Diversified Select Real Asset Fund, and Principal Funds Distributors, Inc. Codes of Ethics dated 05/15/2019 - Filed as Ex 99(r)(3) on 06/18/2019 (Accession No. 0001756404-19-000016)

	(4)	Principal Global Investors/Principal Real Estate Investors Code of Ethics dated 01/01/2015 - Filed as Ex 99(r)(4) on 06/18/2019 (Accession No. 0001756404-19-000016)
	(5)	RARE Infrastructure (North America) Pty Limited Code of Ethics dated 02/2018 - Filed as Ex 99(r)(5) on 06/18/2019 (Accession No. 0001756404-19-000016)
	(6)	Tortoise Capital Advisors LLC Code of Ethics dated 06/20/2016 - Filed as Ex 99(r)(6) on 06/18/2019 (Accession No. 0001756404-19-000016)

(s)	Powers of Attorney for Trustees of the Registrant - Filed as Ex 99(s) on 06/18/2019 (Accession No. 0001756404-19-000016)
* Filed herein
Item 26. Marketing Arrangements
Distribution Agreement is filed as Exhibit (h).
Item 27. Other Expenses of Issuance and Distribution

Description	Amount
SEC Registration and Filing Fees	$30,300
Legal Fees and Expenses	$10,000
Accounting Fees and Expenses	$100,000
State Blue-Sky Fees and Expenses	$82,360
Miscellaneous Fees	$146,565
Trustees and Transfer Agent's Fees	$207,000
Costs of Printing	$5,400
Total Fees	$581,625
Item 28.    Persons Controlled by or Under Common Control with the Fund
The Fund does not control and is not under common control with any person.
Item 29. Number of Holders of Securities
Set forth below is the number of record holders as of June 18, 2019 of each class of securities of the Registrant.

Title of Class	Number of Record Holders
Class A	1
Institutional Class	1
Class Y	1
Item 30.    Indemnification
The Registrant’s Trust Instrument provides that:
Indemnification. The Trust shall indemnify and advance expenses to any person who is or was a Trustee, officer or employee of the Trust, or a trustee, director, officer or employee of any other entity which he serves or served at the request of the Trust and in which the Trust has or had any interest as a shareholder, creditor, or otherwise (each of such persons a "Covered Person") to the maximum extent permitted by Delaware law and the 1940 Act, against all liabilities and reasonable expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal or derivative, before any court or administrative or legislative body, in which he may be involved or with which he may be threatened, while as a Covered Person or thereafter, by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of his duties involved in the conduct of such Covered Person's office. The payment of expenses in advance of the final disposition of an action, suit or proceeding as provided for herein may be made on terms fixed by the Board of Trustees and conditioned upon receipt of an undertaking by or on behalf of the Covered Person to repay to the Trust any amounts so paid if it is ultimately determined that indemnification of such expenses is not authorized under this Section 9.2. No amendment of this Declaration of Trust or repeal of any of the provisions hereof shall limit or eliminate the right of indemnification provided by this Section 9.2 with respect to acts or omissions occurring prior to such amendment or repeal.
Indemnification Not Exclusive. The right of indemnification provided by this Article IX shall not be exclusive of or affect any other rights to which any Covered Person may be entitled. As used in this Article IX, "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested, non-party Trustee" is a Trustee who is neither an Interested Person of the Trust nor a party to the proceeding in question.
Shareholders. In case any Shareholder or former Shareholder of any Series or Class shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series or Class and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series or Class to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series or Class and satisfy any judgment thereon from the assets of the Series or Class. The indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one or more Series or Classes whose Shares were held by said Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust or any Series or Class to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.
Right to Indemnification. Subject to the exceptions and limitations contained in Section 9.02, every person who is or was a Trustee, officer or employee of the Trust, including persons who serve or served at the request of the Trust as directors, trustees, officers or employees of another organization in which the Trust has or had an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), shall be indemnified by the Trust to the maximum extent permitted by law against all liability and reasonable expenses incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his or her being or having been such a director, trustee, officer or employee and against amounts paid or incurred by him in settlement thereof.
Exceptions. No indemnification shall be provided hereunder to a Covered Person:
(a) for any liability to the Trust or its shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;
(b) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or
(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 9.02) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 9.04) acting on the matter; or (ii) a written opinion of independent legal counsel.
Advancement of Expenses. Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Article 9 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Article 9, provided that either: (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or (b) a majority of the Disinterested Trustees acting on the matter or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is a reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Certain Defined Terms Relating to Indemnification. For purposes of this Article 9: (a) "liability and reasonable expenses" shall include hut not be limited to reasonable counsel fees and disbursements, amounts of any judgment, fine or penalty, and reasonable amounts paid in settlement; (b) "claim, action, suit or proceeding" shall include every such claim, action, suit or proceeding, whether civil or criminal, derivative or otherwise, administrative, judicial or legislative, any appeal relating thereto, and shall include any reasonable apprehension or threat of such a claim, action, suit or proceeding; (c) a "Covered Person" shall include such person's heirs, executors and administrators; and (d) a “Disinterested Trustee” shall mean a Trustee (i) who is not an “Interested Person” (as defined in the 1940 Act) of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the SEC), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.
Each trustee has entered into an indemnification agreement with the Fund. In addition, the interested directors each have available indemnifications from Principal Financial Group, Inc., the parent company of his/her employer, the Fund’s sponsor.
Item 31. Business or Other Connections of Investment Adviser
Principal Global Investors, LLC ("PGI") serves as investment adviser and administrator for the Fund, Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds. PGI is part of a diversified global asset management organization which utilizes a multi-boutique strategy of specialized investment groups and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, currency, asset allocation and stable value. A complete list of the officers and directors of the investment adviser, PGI, are set out below.
PGI is an indirect wholly-owned subsidiary of Principal Financial Group, Inc. (together with its affiliates, "Principal"), the headquarters of which is located at 711 High Street, Des Moines, Iowa. Many of the individuals listed below support Principal in various capacities, in some cases as directors or officers, in addition to their role with PGI. The below list includes individuals (designated by an *), who serve as officers and directors of the Registrant. For these individuals, the information as set out in the Statement of Additional Information (See Part B) under the caption "Management Information" is incorporated by reference.

	NAME	OFFICE WITH INVESTMENT ADVISOR (PGI)

	Robert F. Baur	Executive Director - Chief Global Economist

*	Michael J. Beer	Director and Executive Director - Funds

*	Randy L. Bergstrom	Counsel

	Robert F. Best	Chief Operating Officer - Principal Portfolio Strategies

	David M. Blake	Director and Senior Executive Director - Fixed Income

	Jill M. Blosser	Assistant Vice President and Chief Accounting Officer

	Randy D. Bolin	Vice President and Associate General Counsel

*	Tracy W. Bollin	Managing Director - Fund Operations

	Wei-erh Chen	Counsel

	Daniel R. Coleman	Chief Investment Officer - Edge Asset Management

	Anne R. Cook	Assistant General Counsel

	Andrew Dion	Managing Director and Chief Operating Officer - Global Fixed Income

	Andrew Donohue	Chief Compliance Officer - PGI

	Catherine M. Drexler	Counsel and Assistant Corporate Secretary

	Timothy M. Dunbar	Director and President - Principal Global Asset Management

	Debra Svoboda Epp	Assistant General Counsel

	Todd E. Everett	Chief Executive Officer - Principal Real Estate Investors

	Louis E. Flori	Vice President - Capital Markets

	Karl Goodman	Counsel

*	Gina L. Graham	Vice President and Treasurer

*	Patrick G. Halter	Chair, Chief Executive Officer and President/Principal Global Investors

	NAME	OFFICE WITH INVESTMENT ADVISOR (PGI)
	Melinda L. Hanrahan	Managing Director - Global Equities

	Monica L. Haun	Managing Director - Boutique Operations

	Christopher J. Henderson	Vice President and Associate General Counsel

	Timothy A. Hill	Executive Director - U.S. Client Group

	Jill M. Hittner	Director and Executive Director - Chief Financial Officer PGI

	Daniel J. Houston	Director

	Todd A. Jablonski	Chief Investment Officer - Principal Portfolio Strategies

	Jaime M. Kiehn	Managing Director - Product Specialist

	Paul S. Kim	Managing Director - ETF Strategy

	Alan P. Kress	Counsel

	Justin T. Lange	Assistant General Counsel

*	Laura B. Latham	Counsel

	Farnaz Maters	Managing Director - Chief Marketing Officer

	Adrienne L. McFarland	Assistant General Counsel

	Barbara A. McKenzie	Director and Senior Executive Director - Investments

	Amy M. McNally	Chief Risk Officer - PGI

	Alex P. Montz	Counsel

	Brian S. Ness	Executive Director - Operations & IT

	Joelle L. Palmer	Counsel

	Karen A. Pearston	Vice President and Associate General Counsel

	Colin D. Pennycooke	Counsel

	Thomas R. Pospisil	Assistant General Counsel

	Christopher J. Reddy	President - Post Advisory Group

*	Teri Root	Chief Compliance Officer - Funds

	Kelly D. Rush	Chief Investment Officer - Global RE Securities

	Mustafa Sagun	Chief Investment Officer - PGI Equities

	Scott Sailer	Managing Director - Financial Analysis/Planning

*	Britney Schnathorst	Counsel

	Charles M. Schneider	Counsel

	Mary E. Schwarze	Counsel

	Karen E. Shaff	Director, Executive Vice President, General Counsel, and Secretary

*	Adam U. Shaikh	Assistant General Counsel

	Ellen W. Shumway	Director and Senior Executive Director - Strategy and Investments

	JoEllen J. Watts	Counsel

	Kenneth Kirk West	Executive Director - International Business and Clients

*	Dan L. Westholm	Assistant Vice President - Treasury

	NAME	OFFICE WITH INVESTMENT ADVISOR (PGI)
*	Clint L. Woods	Vice President, Associate General Counsel, Governance Officer and Assistant Corporate Secretary

Item 32.    Location of Accounts and Records
Accounts, books and other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser: 801 Grand Avenue, Des Moines, Iowa 50392.
Item 33.    Management Services
Not applicable.
Item 34.    Undertakings
1.    Not applicable.
2.     Not applicable.
3.    Not applicable.
4.    The Registrant undertakes:
(a) To file, during any period in which offers or sales are being made, a post-effective amendment to the Registration Statement: (i) to include any prospectus required by Section 10(a)(3) of the Securities Act; (ii) to reflect in the prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.
(b) That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.
(c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.
(d) Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.
(e) That for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:
The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this Registration Statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:
(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act;
(2) the portion of any advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and
(3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.
5.    Not applicable.
6.    The Registrant undertakes to send by first class mail or other means designed to ensure equally promptly delivery, within two business days of receipt of a written or oral request, its Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 18th day of July, 2019.

Principal Diversified Select Real Asset Fund (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer Trustee, President and Chief Executive Officer
Attest: /s/ B. C. Wilson ______________________________________ B. C. Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	July 18, 2019

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	July 18, 2019

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	July 18, 2019

(E. Ballantine)* __________________________ E. Ballantine	Director	July 18, 2019

(L. T. Barnes)* __________________________ L. T. Barnes	Director	July 18, 2019

(C. Damos)* __________________________ C. Damos	Director	July 18, 2019

(T. M. Dunbar)* __________________________ T. M. Dunbar	Director	July 18, 2019

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	July 18, 2019

(P. G. Halter)* __________________________ P. G. Halter	Director	July 18, 2019

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	July 18, 2019

(T. Huang)* __________________________ T. Huang	Director	July 18, 2019

(K. McMillan)* __________________________ K. McMillan	Director	July 18, 2019

(E. Nickels)* __________________________ E. Nickels	Director	July 18, 2019

(M. M. VanDeWeghe)* __________________________ M. M. VanDeWeghe	Director	July 18, 2019

* Pursuant to Power of Attorney previously filed as Ex-99(s) on 06/18/2019 (Accession No. 0001756404-19-00016)